Document and Entity Information	Mar. 18, 2025
Details
Registrant CIK	0001493712
Document Type	8-K
Document Period End Date	Mar. 18, 2025
Entity Registrant Name	STIMCELL ENERGETICS INC.
EntityIncorporationStateCountryCode	NV
EntityFileNumber	000-54500
EntityTaxIdentificationNumber	38-3939625
EntityAddressAddressLine1	820 - 1130 Pender Street, West
EntityAddressCityOrTown	Vancouver
EntityAddressStateOrProvince	BC
EntityAddressPostalZipCode	V6E 4A4
CityAreaCode	844
LocalPhoneNumber	238-2692
WrittenCommunications	false
SolicitingMaterial	false
PreCommencementTenderOffer	false
PreCommencementIssuerTenderOffer	false
EntityEmergingGrowthCompany	false
Amendment Flag	false